Investment In Equity Accounted Associates - MX Capital Ltd (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 27, 2022	Jan. 31, 2022	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Derivative financial liabilities			$ 15,364
MX Capital Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	48.80%	48.80%
Consideration	$ 15,000
Profit (loss) from continuing operations			(497)	$ (4,367)
Share of losses reflected in condensed consolidated statement of profit or loss			(243)	(2,131)
MX Capital Ltd | Symmetric option
Disclosure of associates [line items]
Put And Call Option To Obtain Full Control	100.00%
MX Capital Ltd | Minimum | Sellers earn-out payment
Disclosure of associates [line items]
Contingent consideration	$ 15,000
MX Capital Ltd | At fair value [member] | Symmetric option
Disclosure of associates [line items]
Derivative financial liabilities			$ 15,002
Derivative financial assets				$ 0